Accounting policies - Hyperinflation in Argentina - Additional Information (Detail) - Argentina [Member] £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of Hyperinflationary Reporting [line items]
Increase in goodwill due to hyperinflation	£ 22.6	£ 41.0	£ 105.8
Increase in other intangibles due to hyperinflation	£ 5.3	£ 7.1	£ 19.5
Consumer price index	385.9	283.4	184.3
Increase in property plant and equipment due to hyperinflation	£ 19.3	£ 10.7	£ 3.3